AMERICAN FUNDS GLOBAL BALANCED FUND (Prospectus Summary) | AMERICAN FUNDS GLOBAL BALANCED FUND
American Funds Global Balanced Fund(SM)
Investment objectives
This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 62 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN FUNDS GLOBAL BALANCED FUND (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses AMERICAN FUNDS GLOBAL BALANCED FUND	Management fees	Distribution and/or service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.55%	0.30%	0.23%	1.08%
Class B	0.55%	1.00%	0.22%	1.77%
Class C	0.55%	1.00%	0.26%	1.81%
Class F-1	0.55%	0.25%	0.22%	1.02%
Class F-2	0.55%	none	0.24%	0.79%
Class 529-A	0.55%	0.22%	0.31%	1.08%
Class 529-B	0.55%	1.00%	0.33%	1.88%
Class 529-C	0.55%	1.00%	0.31%	1.86%
Class 529-E	0.55%	0.50%	0.27%	1.32%
Class 529-F-1	0.55%	none	0.29%	0.84%
Class R-1	0.55%	1.00%	0.20%	1.75%
Class R-2	0.55%	0.75%	0.34%	1.64%
Class R-3	0.55%	0.50%	0.23%	1.28%
Class R-4	0.55%	0.25%	0.20%	1.00%
Class R-5	0.55%	none	0.19%	0.74%
Class R-6	0.55%	none	0.16%	0.71%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AMERICAN FUNDS GLOBAL BALANCED FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	679	899	1,136	1,816
Class B	680	957	1,159	1,902
Class C	284	569	980	2,127
Class F-1	104	325	563	1,248
Class F-2	81	252	439	978
Class 529-A	699	938	1,194	1,919
Class 529-B	711	1,029	1,273	2,092
Class 529-C	309	623	1,062	2,277
Class 529-E	154	457	781	1,691
Class 529-F-1	106	307	524	1,141
Class R-1	178	551	949	2,062
Class R-2	167	517	892	1,944
Class R-3	130	406	702	1,545
Class R-4	102	318	552	1,225
Class R-5	76	237	411	918
Class R-6	73	227	395	883

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption AMERICAN FUNDS GLOBAL BALANCED FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	180	557	959	1,902
Class C	184	569	980	2,127
Class 529-B	211	629	1,073	2,092
Class 529-C	209	623	1,062	2,277

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies
As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries).

Under normal market conditions, the fund will invest significantly (at least 40%

of its net assets - unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets) in issuers outside the United States.

The fund's ability to invest in issuers outside the United States includes investing in emerging country issuers.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies,

corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at,

the companies in which the fund invests.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in emerging countries - Investing in countries with emerging markets and/or economies may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance,

emerging countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.

Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Because the fund began investment operations on February 1, 2011, information regarding investment results is not available as of the date of this prospectus.

[1]	Estimated by annualizing actual expenses for a partial year.